UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [    ]; Amendment Number:
                                                -------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

me:          WESTCHESTER CAPITAL MANAGEMENT, LLC
             -----------------------------------
Address:     100 Summit Lake Drive
             -----------------------------------
             Valhalla, NY  10595
             -----------------------------------

Form 13F File Number:  028-14257
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Bruce Rubin
               ----------------------------------------------------
Title:         Chief Operating Officer and Chief Compliance Officer
               ----------------------------------------------------
Phone:         914-741-5600
               ----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Bruce Rubin      Valhalla, New York       August 14, 2012
----------------     ------------------       ---------------

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          --------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   197
                                          ----------

Form 13F Information Table Value Total:   $4,298,719
                                          ----------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number     Name

     1         28-11493                 Green & Smith Investment
                                        Management L.L.C.

                                                   WESTCHESTER CAPITAL MANAGEMENT, LLC
                                              FORM 13F INFORMATION TABLE AS OF JUNE 30, 2012
                                                                                                                 VOTING AUTHORITY
                                                                                                               ---------------------
                                                                VALUE X  SHARES/    SH/ PUT/  INVSTMT
NAME OF ISSUER                        TITLE OF CLASS CUSIP      ($1000)  PRN AMT    PRN CALL  DISCRETN  MGRS   SOLE      SHARED NONE
--------------                        -------------- ---------  -------  ---------  --- ----  --------  -----  --------- ------ ----
Abbott Laboratories                   Com            002824100   22,822    354,000  SH        (a) Sole           354,000     0     0
Abbott Laboratories                   Com            002824100      703     10,900  SH        (b) Other    1      10,900     0     0
Abbott Laboratories                   Com            002824100   22,822      3,540  SH  PUT   (a) Sole             3,540     0     0
Abbott Laboratories                   Com            002824100      703        109  SH  PUT   (b) Other    1         109     0     0
AboveNet, Inc.                        Com            00374N107   45,335    539,700  SH        (a) Sole           539,700     0     0
AboveNet, Inc.                        Com            00374N107    1,162     13,834  SH        (b) Other    1      13,834     0     0
Advanced Micro Devices                Note 5.75% 8/1 007903AN7      524    520,000  PRN       (a) Sole           520,000     0     0
Aetna, Inc. New                       Com            00817Y108   22,626      5,836  SH  PUT   (a) Sole             5,836     0     0
Aetna, Inc. New                       Com            00817Y108      636        164  SH  PUT   (b) Other    1         164     0     0
Aetna, Inc. New                       Com            00817Y108   22,626    583,600  SH        (a) Sole           583,600     0     0
Aetna, Inc. New                       Com            00817Y108      636     16,400  SH        (b) Other    1      16,400     0     0
American International Group, Inc.    Com New        026874784   12,281      3,827  SH  PUT   (a) Sole             3,827     0     0
American International Group, Inc.    Com New        026874784      234         73  SH  PUT   (b) Other    1          73     0     0
American International Group, Inc.    Com New        026874784   37,632     11,727  SH  PUT   (a) Sole            11,727     0     0
American International Group, Inc.    Com New        026874784    1,678        523  SH  PUT   (b) Other    1         523     0     0
American International Group, Inc.    Com New        026874784   20,842      6,495  SH  PUT   (a) Sole             6,495     0     0
American International Group, Inc.    Com New        026874784      176         55  SH  PUT   (b) Other    1          55     0     0
American International Group, Inc.    Com New        026874784   70,755  2,204,900  SH        (a) Sole         2,204,900     0     0
American International Group, Inc.    Com New        026874784    2,089     65,100  SH        (b) Other    1      65,100     0     0
Amylin Pharmaceuticals, Inc.          Com            032346108   46,723  1,655,100  SH        (a) Sole         1,655,100     0     0
Amylin Pharmaceuticals, Inc.          Com            032346108      875     31,000  SH        (b) Other    1      31,000     0     0
Amylin Pharmaceuticals, Inc.          Com            032346108   46,723     16,551  SH  PUT   (a) Sole            16,551     0     0
Amylin Pharmaceuticals, Inc.          Com            032346108      875        310  SH  PUT   (b) Other    1         310     0     0
Ariba Inc.                            Com New        04033V203  185,108  4,135,557  SH        (a) Sole         4,135,557     0     0
Ariba Inc.                            Com New        04033V203    3,454     77,165  SH        (b) Other    1      77,165     0     0
AT&T Inc.                             Com            00206R102   65,859  1,846,850  SH        (a) Sole         1,846,850     0     0
AT&T Inc.                             Com            00206R102    1,200     33,650  SH        (b) Other    1      33,650     0     0
BP plc                                Sponsored ADR  055622104   22,033      5,435  SH  PUT   (a) Sole             5,435     0     0
BP plc                                Sponsored ADR  055622104      393         97  SH  PUT   (b) Other    1          97     0     0
BP plc                                Sponsored ADR  055622104   23,112      5,701  SH  PUT   (a) Sole             5,701     0     0
BP plc                                Sponsored ADR  055622104      401         99  SH  PUT   (b) Other    1          99     0     0
BP plc                                Sponsored ADR  055622104   21,904      5,403  SH  PUT   (a) Sole             5,403     0     0
BP plc                                Sponsored ADR  055622104      393         97  SH  PUT   (b) Other    1          97     0     0
BP plc                                Sponsored ADR  055622104   78,603  1,938,900  SH        (a) Sole         1,938,900     0     0
BP plc                                Sponsored ADR  055622104    1,391     34,300  SH        (b) Other    1      34,300     0     0
Catalyst Health Solutions, Inc.       Com            14888B103  117,351  1,255,900  SH        (a) Sole         1,255,900     0     0
Catalyst Health Solutions, Inc.       Com            14888B103    2,579     27,600  SH        (b) Other    1      27,600     0     0
CenturyLink, Inc.                     Com            156700106    5,762      1,459  SH  PUT   (a) Sole             1,459     0     0
CenturyLink, Inc.                     Com            156700106       47         12  SH  PUT   (b) Other    1          12     0     0
CenturyLink, Inc.                     Com            156700106   33,724      8,540  SH  PUT   (a) Sole             8,540     0     0
CenturyLink, Inc.                     Com            156700106      829        210  SH  PUT   (b) Other    1         210     0     0
CenturyLink, Inc.                     Com            156700106      683        173  SH  PUT   (a) Sole               173     0     0
CenturyLink, Inc.                     Com            156700106       12          3  SH  PUT   (b) Other    1           3     0     0
CenturyLink, Inc.                     Com            156700106   79,282  2,007,640  SH        (a) Sole         2,007,640     0     0
CenturyLink, Inc.                     Com            156700106    1,761     44,600  SH        (b) Other    1      44,600     0     0
Citigroup Inc.                        Com New        172967424      869     31,700  SH        (a) Sole            31,700     0     0
Citigroup Inc.                        Com New        172967424      376     13,700  SH        (b) Other    1      13,700     0     0
Collective Brands, Inc.               Com            19421W100   47,501  2,217,600  SH        (a) Sole         2,217,600     0     0
Collective Brands, Inc.               Com            19421W100      908     42,400  SH        (b) Other    1      42,400     0     0
Comcast Corporation New               Cl A           20030N200   35,811  1,140,468  SH        (a) Sole         1,140,468     0     0
ConocoPhillips                        Com            20825C104   25,375    454,100  SH        (a) Sole           454,100     0     0
ConocoPhillips                        Com            20825C104      447      8,000  SH        (b) Other    1       8,000     0     0
ConocoPhillips                        Com            20825C104   25,375      4,541  SH  PUT   (a) Sole             4,541     0     0
ConocoPhillips                        Com            20825C104      447         80  SH  PUT   (b) Other    1          80     0     0
Constellation Brands Inc.             Cl A           21036P108   26,264      9,706  SH  PUT   (a) Sole             9,706     0     0
Constellation Brands Inc.             Cl A           21036P108      796        294  SH  PUT   (b) Other    1         294     0     0
Constellation Brands Inc.             Cl A           21036P108   26,264    970,600  SH        (a) Sole           970,600     0     0
Constellation Brands Inc.             Cl A           21036P108      796     29,400  SH        (b) Other    1      29,400     0     0
Cooper Industries plc                 Shs            G24140108  214,708  3,149,135  SH        (a) Sole         3,149,135     0     0
Cooper Industries plc                 Shs            G24140108    3,982     58,400  SH        (b) Other    1      58,400     0     0
Corrections Corporation of America    Com New        22025Y407   20,397      6,926  SH  PUT   (a) Sole             6,926     0     0
Corrections Corporation of America    Com New        22025Y407      218         74  SH  PUT   (b) Other    1          74     0     0
Corrections Corporation of America    Com New        22025Y407   20,397    692,600  SH        (a) Sole           692,600     0     0
Corrections Corporation of America    Com New        22025Y407      218      7,400  SH        (b) Other    1       7,400     0     0
Dollar Thrifty Automotive Group, Inc. Com            256743105  185,767  2,294,553  SH        (a) Sole         2,294,553     0     0
Dollar Thrifty Automotive Group, Inc. Com            256743105    4,339     53,600  SH        (b) Other    1      53,600     0     0
Duke Energy Corp. New                 Com            26441C204       39      1,703  SH        (a) Sole             1,703     0     0
Eaton Vance Floating-Rate Inc.        Com            278279104    1,434     92,807  SH        (a) Sole            92,807     0     0
EXCO Resources Inc.                   Com            269279402   11,749  1,547,903  SH        (a) Sole         1,547,903     0     0
Exelon Corporation                    Com            30161N101   41,254  1,096,585  SH        (a) Sole         1,096,585     0     0
Exelon Corporation                    Com            30161N101      978     25,996  SH        (b) Other    1      25,996     0     0
Extorre Gold Mines Ltd.               Com            30227B109    4,870  1,177,700  SH        (a) Sole         1,177,700     0     0
Extorre Gold Mines Ltd.               Com            30227B109    1,333    322,300  SH        (b) Other    1     322,300     0     0
Gap, Inc. Del                         Com            364760108   38,304     14,000  SH  PUT   (a) Sole            14,000     0     0
Gap, Inc. Del                         Com            364760108      766        280  SH  PUT   (b) Other    1         280     0     0
Gap, Inc. Del                         Com            364760108   38,304  1,400,000  SH        (a) Sole         1,400,000     0     0
Gap, Inc. Del                         Com            364760108      766     28,000  SH        (b) Other    1      28,000     0     0
Gen-Probe Inc. New                    Com            36866T103  111,937  1,361,765  SH        (a) Sole         1,361,765     0     0
Gen-Probe Inc. New                    Com            36866T103    2,704     32,900  SH        (b) Other    1      32,900     0     0
Goodrich Corporation                  Com            382388106  350,113  2,758,966  SH        (a) Sole         2,758,966     0     0
Goodrich Corporation                  Com            382388106    6,746     53,162  SH        (b) Other    1      53,162     0     0
Hartford Finl Svcs Group, Inc.        Com            416515104   29,659     16,823  SH  PUT   (a) Sole            16,823     0     0
Hartford Finl Svcs Group, Inc.        Com            416515104      545        309  SH  PUT   (b) Other    1         309     0     0
Hartford Finl Svcs Group, Inc.        Com            416515104   33,806  1,917,500  SH        (a) Sole         1,917,500     0     0
Hartford Finl Svcs Group, Inc.        Com            416515104      806     45,700  SH        (b) Other    1      45,700     0     0
Hertz Global Holdings, Inc.           Com            42805T105        4        300  SH        (a) Sole               300     0     0
Hillshire Brands Company              Com            432589109   23,169    799,220  SH        (a) Sole           799,220     0     0
Hillshire Brands Company              Com            432589109      885      1,500  SH  PUT   (a) Sole             1,500     0     0
Hillshire Brands Company              Com            432589109   22,523     38,820  SH  PUT   (a) Sole            38,820     0     0
Hillshire Brands Company              Com            432589109      475        793  SH  PUT   (b) Other    1         793     0     0
Huntsman Corporation                  Com            447011107   14,842     11,470  SH  PUT   (a) Sole            11,470     0     0
Huntsman Corporation                  Com            447011107      223        172  SH  PUT   (b) Other    1         172     0     0
Huntsman Corporation                  Com            447011107   37,200  2,874,800  SH        (a) Sole         2,874,800     0     0
Huntsman Corporation                  Com            447011107      445     34,400  SH        (b) Other    1      34,400     0     0
Illumina, Inc.                        Com            452327109   52,116  1,290,311  SH        (a) Sole         1,290,311     0     0
Illumina, Inc.                        Com            452327109    1,462     36,200  SH        (b) Other    1      36,200     0     0
Johnson & Johnson                     Com            478160104   10,580    156,600  SH        (a) Sole           156,600     0     0
Johnson & Johnson                     Com            478160104      230      3,400  SH        (b) Other    1       3,400     0     0
Johnson & Johnson                     Com            478160104   10,580      1,566  SH  PUT   (a) Sole             1,566     0     0
Johnson & Johnson                     Com            478160104      230         34  SH  PUT   (b) Other    1          34     0     0
KeyCorp New                           Com            493267108   54,723  7,070,200  SH        (a) Sole         7,070,200     0     0
KeyCorp New                           Com            493267108    1,701    219,800  SH        (b) Other    1     219,800     0     0
KeyCorp New                           Com            493267108   40,062     51,760  SH  PUT   (a) Sole            51,760     0     0
KeyCorp New                           Com            493267108    1,115      1,440  SH  PUT   (b) Other    1       1,440     0     0
Keycorp New                           Pfd 7.75% Sr A 493267405    1,954     17,495  SH        (a) Sole            17,495     0     0
Knology, Inc.                         Com            499183804    6,737    342,508  SH        (a) Sole           342,508     0     0
Kraft Foods, Inc.                     Cl A           50075N104   41,694     10,796  SH  PUT   (a) Sole            10,796     0     0
Kraft Foods, Inc.                     Cl A           50075N104      799        207  SH  PUT   (b) Other    1         207     0     0
Kraft Foods, Inc.                     Cl A           50075N104   48,634  1,259,300  SH        (a) Sole         1,259,300     0     0
Kraft Foods, Inc.                     Cl A           50075N104      954     24,700  SH        (b) Other    1      24,700     0     0
Lam Research Corporation              Com            512807108   85,514  2,265,859  SH        (a) Sole         2,265,859     0     0
Lam Research Corporation              Com            512807108    2,038     54,000  SH        (b) Other    1      54,000     0     0
Lam Research Corporation              Com            512807108   85,485     22,651  SH  PUT   (a) Sole            22,651     0     0
Lam Research Corporation              Com            512807108    2,038        540  SH  PUT   (b) Other    1         540     0     0
Liberty Interactive Corp.             Int Com Ser A  53071M104   44,754  2,515,700  SH        (a) Sole         2,515,700     0     0
Liberty Interactive Corp.             Int Com Ser A  53071M104    1,055     59,300  SH        (b) Other    1      59,300     0     0
Liberty Interactive Corp.             Int Com Ser A  53071M104   43,549     24,604  SH  PUT   (a) Sole            24,604     0     0
Liberty Interactive Corp.             Int Com Ser A  53071M104    1,027        580  SH  PUT   (b) Other    1         580     0     0
Liberty Interactive Corp.             Int Com Ser A  53071M104      979        553  SH  PUT   (a) Sole               553     0     0
Liberty Interactive Corp.             Int Com Ser A  53071M104       23         13  SH  PUT   (b) Other    1          13     0     0
Lilly Eli & Company                   Com            532457108   11,423    266,200  SH        (a) Sole           266,200     0     0
Lilly Eli & Company                   Com            532457108      378      8,800  SH        (b) Other    1       8,800     0     0
Lilly Eli & Company                   Com            532457108   11,423      2,662  SH  PUT   (a) Sole             2,662     0     0
Lilly Eli & Company                   Com            532457108      378         88  SH  PUT   (b) Other    1          88     0     0
Mead Johnson Nutrition Co.            Com            582839106   21,995      2,732  SH  PUT   (a) Sole             2,732     0     0
Mead Johnson Nutrition Co.            Com            582839106      547         68  SH  PUT   (b) Other    1          68     0     0
Mead Johnson Nutrition Co.            Com            582839106   21,995    273,200  SH        (a) Sole           273,200     0     0
Mead Johnson Nutrition Co.            Com            582839106      547      6,800  SH        (b) Other    1       6,800     0     0
Molson Coors Brewing Company          Cl B           60871R209   23,996    576,700  SH        (a) Sole           576,700     0     0
Molson Coors Brewing Company          Cl B           60871R209      570     13,700  SH        (b) Other    1      13,700     0     0
Molson Coors Brewing Company          Cl B           60871R209   23,996      5,767  SH  PUT   (a) Sole             5,767     0     0
Molson Coors Brewing Company          Cl B           60871R209      570        137  SH  PUT   (b) Other    1         137     0     0
Molycorp, Inc. Del                    Com            608753109    3,308      1,535  SH  PUT   (a) Sole             1,535     0     0
Molycorp, Inc. Del                    Com            608753109      231        107  SH  PUT   (b) Other    1         107     0     0
Molycorp, Inc. Del                    Com            608753109      306        142  SH  PUT   (a) Sole               142     0     0
Molycorp, Inc. Del                    Com            608753109    2,556    118,615  SH        (a) Sole           118,615     0     0
News Corporation                      Cl A           65248E104   11,132      4,994  SH  PUT   (a) Sole             4,994     0     0
News Corporation                      Cl A           65248E104      459        206  SH  PUT   (b) Other    1         206     0     0
News Corporation                      Cl A           65248E104   11,145      5,000  SH  PUT   (a) Sole             5,000     0     0
News Corporation                      Cl A           65248E104   10,686      4,794  SH  PUT   (a) Sole             4,794     0     0
News Corporation                      Cl A           65248E104      459        206  SH  PUT   (b) Other    1         206     0     0
News Corporation                      Cl A           65248E104   32,962  1,478,800  SH        (a) Sole         1,478,800     0     0
News Corporation                      Cl A           65248E104      918     41,200  SH        (b) Other    1      41,200     0     0
NYSE Euronext                         Com            629491101   27,245  1,065,086  SH        (a) Sole         1,065,086     0     0
NYSE Euronext                         Com            629491101      599     23,414  SH        (b) Other    1      23,414     0     0
NYSE Euronext                         Com            629491101   27,240     10,649  SH  PUT   (a) Sole            10,649     0     0
NYSE Euronext                         Com            629491101      599        234  SH  PUT   (b) Other    1         234     0     0
Patriot Coal Corp.                    Note 3.25% 5/3 70336TAA2    2,386  8,677,000  SH        (a) Sole         8,677,000     0     0
Patriot Coal Corp.                    Note 3.25% 5/3 70336TAA2       28    103,000  SH        (b) Other    1     103,000     0     0
Pep Boys - Manny, Moe & Jack          Com            713278109      906     91,500  SH        (a) Sole            91,500     0     0
Pfizer Inc.                           Com            717081103   38,456  1,672,000  SH        (a) Sole         1,672,000     0     0
Pfizer Inc.                           Com            717081103    1,005     43,700  SH        (b) Other    1      43,700     0     0
Pfizer Inc.                           Com            717081103   38,456     16,720  SH  PUT   (a) Sole            16,720     0     0
Pfizer Inc.                           Com            717081103    1,005        437  SH  PUT   (b) Other    1         437     0     0
Progress Energy Inc.                  Com            743263105  109,883  1,826,205  SH        (a) Sole         1,826,205     0     0
Progress Energy Inc.                  Com            743263105    2,959     49,181  SH        (b) Other    1      49,181     0     0
Royal Bank of Scotland plc            ADR Pref Ser N 780097770    1,194     69,211  SH        (a) Sole            69,211     0     0
Royal Bank of Scotland plc            Sp ADR Pref M  780097796    1,713     97,773  SH        (a) Sole            97,773     0     0
Royal Bank of Scotland plc            Sp ADR Pref S  780097739      497     28,044  SH        (a) Sole            28,044     0     0
Royal Bank of Scotland plc            ADR Pref Shs Q 780097754    1,303     72,306  SH        (a) Sole            72,306     0     0
Select Sector SPDR Trust              SBI Materials  81369Y100    2,266        642  SH  PUT   (a) Sole               642     0     0
Select Sector SPDR Trust              SBI Materials  81369Y100      212         60  SH  PUT   (b) Other    1          60     0     0
Solutia Inc.                          Com New        834376501  181,849  6,483,040  SH        (a) Sole         6,483,040     0     0
Solutia Inc.                          Com New        834376501    3,624    129,200  SH        (b) Other    1     129,200     0     0
SPDR S&P 500 ETF Tr                   Tr Unit        78462F103  100,269      7,367  SH  PUT   (a) Sole             7,367     0     0
SPDR S&P 500 ETF Tr                   Tr Unit        78462F103    1,810        133  SH  PUT   (b) Other    1         133     0     0
Sunoco, Inc.                          Com            86764P109  108,575  2,285,800  SH        (a) Sole         2,285,800     0     0
Sunoco, Inc.                          Com            86764P109    2,332     49,100  SH        (b) Other    1      49,100     0     0
TELUS Corporation                     Non-voting shs 87971M202   23,720    405,400  SH        (a) Sole           405,400     0     0
TELUS Corporation                     Non-voting shs 87971M202      216      3,700  SH        (b) Other    1       3,700     0     0
Tudou Holdings Ltd.                   Sponsored ADS  89903T107   17,570    524,163  SH        (a) Sole           524,163     0     0
Tudou Holdings Ltd.                   Sponsored ADS  89903T107    1,061     31,647  SH        (b) Other    1      31,647     0     0
Tyco International Ltd.               Shs            H89128104   43,976      8,321  SH  PUT   (a) Sole             8,321     0     0
Tyco International Ltd.               Shs            H89128104      946        179  SH  PUT   (b) Other    1         179     0     0
Tyco International Ltd.               Shs            H89128104   43,976    832,100  SH        (a) Sole           832,100     0     0
Tyco International Ltd.               Shs            H89128104      946     17,900  SH        (b) Other    1      17,900     0     0
Verizon Communications Inc.           Com            92343V104   27,055    608,800  SH        (a) Sole           608,800     0     0
Verizon Communications Inc.           Com            92343V104    1,493     33,600  SH        (b) Other    1      33,600     0     0
Warner Chilcott plc                   Shs A          G94368100   13,483      7,524  SH  PUT   (a) Sole             7,524     0     0
Warner Chilcott plc                   Shs A          G94368100      263        147  SH  PUT   (b) Other    1         147     0     0
Warner Chilcott plc                   Shs A          G94368100   26,966     15,048  SH  PUT   (a) Sole            15,048     0     0
Warner Chilcott plc                   Shs A          G94368100      530        296  SH  PUT   (b) Other    1         296     0     0
Warner Chilcott plc                   Shs A          G94368100   40,376  2,253,100  SH        (a) Sole         2,253,100     0     0
Warner Chilcott plc                   Shs A          G94368100      794     44,300  SH        (b) Other    1      44,300     0     0
Wells Fargo & Co. New                 Perp Pfd Cnv A 949746804    2,700      2,400  SH        (a) Sole             2,400     0     0
Williams Companies, Inc. Del          Com            969457100   17,168      5,957  SH  PUT   (a) Sole             5,957     0     0
Williams Companies, Inc. Del          Com            969457100   17,168    595,700  SH        (a) Sole           595,700     0     0
Yahoo! Inc.                           Com            984332106   89,943  5,681,800  SH        (a) Sole         5,681,800     0     0
Yahoo! Inc.                           Com            984332106    1,852    117,000  SH        (b) Other    1     117,000     0     0
Yahoo! Inc.                           Com            984332106   23,905     15,101  SH  PUT   (a) Sole            15,101     0     0
Yahoo! Inc.                           Com            984332106      347        219  SH  PUT   (b) Other    1         219     0     0
Yahoo! Inc.                           Com            984332106    7,420      4,687  SH  PUT   (a) Sole             4,687     0     0
Yahoo! Inc.                           Com            984332106      495        313  SH  PUT   (b) Other    1         313     0     0
Yahoo! Inc.                           Com            984332106   48,400     30,575  SH  PUT   (a) Sole            30,575     0     0
Yahoo! Inc.                           Com            984332106      855        540  SH  PUT   (b) Other    1         540     0     0
Youku Inc.                            Sponsored ADR  98742U100   11,083      5,112  SH  PUT   (a) Sole             5,112     0     0
Youku Inc.                            Sponsored ADR  98742U100    1,093        504  SH  PUT   (b) Other    1         504     0     0
